Investments accounted for using the equity method - investment in Hepalys accounted for using equity method of accounting (Details) - EUR (€)				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 11, 2023	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using the equity method
Intangible assets	€ 541,000			€ 541,000	€ 541,000	€ 541,000	€ 568,000	€ 770,000	€ 935,000
Other current assets	11,696,000			11,696,000	11,696,000	11,696,000	13,267,000	20,260,000
Cash and cash equivalents	26,918,000			26,918,000	26,918,000	26,918,000	86,736,000	86,553,000	105,687,000
Total assets	69,561,000			69,561,000	69,561,000	69,561,000	116,004,000	121,985,000
Capital stock	521,158.07			521,158.07	521,158.07	521,158.07	421,000	409,000
Net loss for the period	(110,426,000)			(110,426,000)	(110,426,000)	(110,426,000)	(54,274,000)	(49,635,000)
Shareholders' equity	(32,032,000)			(32,032,000)	(32,032,000)	(32,032,000)	45,476,000	88,866,000	€ 111,211,000
Total non-current liabilities	51,434,000			51,434,000	51,434,000	51,434,000	39,827,000	10,266,000
Trade payables	37,679,000			37,679,000	37,679,000	37,679,000	19,359,000	14,602,000
Other current liabilities	7,165,000			7,165,000	7,165,000	7,165,000	5,485,000	6,789,000
Total current liabilities	50,158,000			50,158,000	50,158,000	50,158,000	30,701,000	22,853,000
Total equity and liabilities	69,561,000			69,561,000	69,561,000	69,561,000	116,004,000	121,985,000
Balance at the beginning						45,476,000	88,866,000	111,211,000
Loss for the period						(110,426,000)	(54,274,000)	(49,635,000)
Other comprehensive income							318,000	(82,000)
Balance at the end	(32,032,000)			(32,032,000)	(32,032,000)	(32,032,000)	45,476,000	€ 88,866,000
Carrying amount	1,425,000			1,425,000	1,425,000	1,425,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Intangible assets	20,278,000	€ 20,656,000		20,278,000	20,278,000	20,278,000
Total non-current assets	20,278,000	20,656,000		20,278,000	20,278,000	20,278,000
Other current assets	44,000	13,000		44,000	44,000	44,000
Cash and cash equivalents	1,082,000	11,569,000		1,082,000	1,082,000	1,082,000
Total current assets	1,126,000	11,582,000		1,126,000	1,126,000	1,126,000
Deferred assets	41,000	2,000		41,000	41,000	41,000
Total assets	21,444,000	32,240,000		21,444,000	21,444,000	21,444,000
Capital stock	640,000	5,877,000		640,000	640,000	640,000
Capital reserve	22,656,000	17,176,000		22,656,000	22,656,000	22,656,000
earnings brought forward	(178,000)	(176,000)		(178,000)	(178,000)	(178,000)
Net loss for the period	(1,111,000)	(232,000)		(1,111,000)	(1,111,000)	(1,111,000)
Treasury Shares	(812,000)	0		(812,000)	(812,000)	(812,000)
Shareholders' equity	21,194,000	22,645,000		21,194,000	21,194,000	21,194,000	22,645,000
Trade payables	237,000	9,590,000		237,000	237,000	237,000
Other current liabilities	13,000	6,000		13,000	13,000	13,000
Total current liabilities	250,000	9,596,000		250,000	250,000	250,000
Total equity and liabilities	21,444,000	32,240,000		21,444,000	21,444,000	21,444,000
Balance at the beginning						22,645,000
Loss for the period	(879,000)				(879,000)	(1,111,000)
Other comprehensive income	247,000
Capital variations	(819,000)
Balance at the end	€ 21,194,000	€ 22,645,000		€ 21,194,000	€ 21,194,000	€ 21,194,000	€ 22,645,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Group's share	€ 3,267,000	€ 3,406,000		€ 3,267,000	€ 3,267,000	€ 3,267,000
Elimination of unrealised profit on downstream sales	(1,881,000)			(1,881,000)	(1,881,000)	(1,881,000)
Goodwill	38,000			38,000	38,000	38,000
Carrying amount	€ 1,425,000	€ 3,406,000		€ 1,425,000	€ 1,425,000	€ 1,425,000